Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 755,419
2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,966
2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,660
2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,030
2025 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	748,763
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	619,313
Canada | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2025 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	619,313
Italy
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,254
Italy | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2025 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,254
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	97,233
United States | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2025 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	97,233
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,241
Sweden | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2025 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,241
Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,378
Other | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,966
Other | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,660
Other | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,030
Other | 2025 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 15,722